As filed with the Securities and Exchange Commission on June 15, 2010

Securities Act File No. 333-118634
Investment Company Act File No. 811-21625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	15	[X]

	AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	17	[X]

Intrepid Capital Management Funds Trust

 (Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250

(Address of Principal Executive Office) (Zip Code)

(904) 246-3433

 (Registrant’s Telephone Number, Including Area Code)

Mark F. Travis
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250

 (Name and Address of Agent for Service)

With copy to:
Richard L. Teigen
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202-5306

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[X]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to completion  _____________

    The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[INTREPID CAPITAL MANAGEMENT FUNDS TRUST LOGO]

Intrepid Income Fund
Institutional Class (Ticker: [_____])
Investor Class (Ticker: ICMYX)

Intrepid All Cap Fund
Institutional Class (Ticker: [_____])
Investor Class (Ticker: ICMCX)

Prospectus
___________, 2010

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Intrepid Income Fund

Investment Objective: The Intrepid Income Fund (the “Fund”) seeks high current income and capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.46%	0.46%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses	1.48%	1.23%
Fee Waiver/Expense Reimbursement(2)	-0.31%	-0.31%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1) (2)	1.17%	0.92%

(1) Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement for the Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the statutory prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(2)  The Adviser contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding Acquired Fund Fees and Expenses) do not exceed 1.15% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 0.90% of the average daily net assets for the Institutional Class shares.  This agreement will continue in effect until January 31, 2012, with successive renewal terms of one year unless terminated by the Board of Trustees  prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursment (excluding Acquired Fund Fees and Expenses) do not exceed 1.15% of average daily net assets for the Investor Class and do not exceed 0.90% of average daily net assets for the Institutional Class in the year of reimbursement. “Other Expenses” are presented before any waivers or expense reimbursements, and are based on estimated amounts for the current fiscal year for the Institutional Class.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Table of Contents - Prospectus
1

Portfolio Turnover

       The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies: The Fund primarily invests (up to 100% of its net assets) in high yield securities (also known as “junk bonds”).  High yield securities typically pay high current interest.  They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur or changes in interest rates increase the price in the short-term.  The Fund’s investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase.  Duration is a measure of a debt security’s price sensitivity taking in to account a debt security’s cash flows over time.  For example, a security with a duration of five would likely drop five percent in value if interest rates rose one percentage point.  The Fund’s investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below investment grade by a nationally recognized statistical rating agency.  The Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.  When the spread between the interest rates earned on high yield securities and the interest rates earned on investment grade debt securities narrows, the Fund may invest in investment grade debt securities and money market instruments.  The investment grade debt securities in which the Fund invests typically will have a duration of two to six years.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: The risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares;

•	Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities;
•
Credit Risk: The risk of investments in bonds and debt securities whose issuers may not able to make interest and principal payments.  In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security;

•
High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are  rated below investment grade, are usually less liquid have greater credit risk than investment grade debt securities, and their market values tend to be very volatile.  They are susceptible to market default due to adverse economic and business conditions.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  Because the Institutional Class shares of the Fund did not commence operations prior to the date of this prospectus, the following information shows the performance for the Investor Class shares of the Fund.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

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2

Intrepid Income Fund
Calendar Year Returns as of 12/31/09*

* The Fund’s year-to-date total return as of June 30, 2010 was [  ]%.

During the two year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	9.48%
Worst Quarter	December 31, 2008	-11.98%

Average Annual Total Returns
(For the periods ended December 31, 2009)
	1 Year	Since Inception (June 2, 2007)
Return Before Taxes	25.96%	4.31%
Return After Taxes on Distributions	23.38%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares	16.76%	2.47%
Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	57.51%	5.76%

  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.   In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser (the “Adviser”) for the Fund.

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3

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of professionals led by Mark Travis. Mark Travis is a founder and has been the President of the Adviser since 1994.  Gregory Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Eric Cinnamond has been the Vice President/Director of Research of the Adviser since 1998.

Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail (Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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4

Intrepid All Cap Fund

Investment Objective:  The Intrepid All Cap Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distributions and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	1.41%	1.41%
Total Annual Fund Operating Expenses	2.66%	2.41%
Fee Waiver/Expense Reimbursement(2)	-0.70%	-0.70%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1) (2)	1.96%	1.71%
(1) “Other Expenses” includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).   The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement for the Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus because the audited information in the “Financial Highlights” reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
(2) The Adviser contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding Acquired Fund Fees and Expenses) do not exceed 1.95% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.70% of the average daily net assets for the Institutional Class shares.  This agreement will continue in effect until January 31, 2012, with successive renewal terms of one year unless terminated by the Board of Trustees  prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursment (excluding Acquired Fund Fees and Expenses) do not exceed 1.95% of average daily net assets for the Investor Class and do not exceed 1.70% of average daily net assets for the Institutional Class in the year of reimbursement. “Other Expenses” are presented before any waivers or expense reimbursements, and are based on estimated amounts for the current fiscal year for the Institutional Class.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

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5

Portfolio Turnover

       The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies: The Fund normally invests at least 80% of its net assets in common stocks of companies of any size capitalization. The Fund invests in undervalued common stocks and believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the SEC as well as industry publications.

Principal Risks: There is a risk that you could lose all or a portion of your invesment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: The risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
•
Small and Medium Capitalization Company Risk: The Fund may invest in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies;

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value;

•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  Because the Institutional Class shares of the Fund did not commence operations prior to the date of this prospectus, the following information shows the performance for the Investor Class shares of the Fund.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

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6

Intrepid All Cap Fund
Calendar Year Returns as of 12/31/09*

* The Fund’s year-to-date total return as of June 30, 2010 was [  ]%.

During the two year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	June 30, 2009	14.85%
Worst Quarter	December 31, 2008	-17.56%

Best QuarterJune 30, 2009
Worst QuarterDecember 31, 2008

Average Annual Total Returns
(For the periods ended December 31, 2009)
	1 Year	Since Inception (October 31, 2007)
Return Before Taxes	31.90%	-2.27%
Return After Taxes on Distributions	31.79%	-2.34%
Return After Taxes on Distributions and Sale of Fund Shares	20.88%	-1.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	57.51%	-11.99%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)	28.34%	-11.70%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.   In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser (the “Adviser”) for the Fund.

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7

Portfolio Managers: All of the investment decisions by the Adviser for the Fund are made by a team of three investment professionals led by Gregory Estes.  Gregory Estes has been a Vice President and portfolio manager for the Adviser since 2000.  Mark Travis is a founder and has been the President of the Adviser since 1994.  Eric Cinnamond has been the Vice President/Director of Research of the Adviser since 1998.

Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail (Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares.  Subsequent investments in the Investor Class or Institutional Class shares of the Fund may be made with a minimum investment of $100.

Tax Information: The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES,
PRINCIPAL RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE

Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions.  Typically these adverse conditions will result in a Fund having difficulty in finding qualifying investments.  A temporary defensive position means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements).  A Fund may maintain a temporary defensive position until such time as it can find securities that meet its investment criteria.  This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements).  As a result, a Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent it invests in money market instruments. The Intrepid Income Fund will not be able to achieve its investment objective of high current income to the extent it invests in money market instruments, since money market instruments usually have a lower yield than the high yield securities in which the Intrepid Income Fund invest.  When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.
The Intrepid All Cap Fund has a non-fundamental policy to normally invest 80% of its net assets in common stocks.  The Intrepid All Cap will provide a 60 day notice to its shareholders before implementing a change in policy.

PRINCIPAL INVESTMENT STRATEGIES

Common Stock Investments

The Intrepid All Cap Fund typically will hold common stocks of approximately 25 to 100 different companies.  When limiting its holdings to a relatively small number of positions, this Fund will invest in only the best ideas of its investment adviser. However, so limiting the number of holdings may cause the performance of the Intrepid All Cap Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.
The Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level.  The Fund may hold stocks for several years or longer, if necessary.

High Yield Security Investments

The Intrepid Income Fund typically will hold high yield securities (also known as “junk bonds”) of approximately 10-40 companies.  This Fund normally will not purchase high yield securities that are not rated at least “CCC” by Standard & Poor’s®  (“S&P®”) or at least “Caa” by Moody’s Investors Service®, Inc. (“Moody’s”), and will not continue to hold high yield securities that have received a credit downgrade unless the security is rated either at least “C” by S&P® or at least “C” by Moody’s.  Notwithstanding the foregoing, the Intrepid Income Fund may purchase securities in default if it believes the default will be cured.
The investments of the Intrepid Income Fund in high yield securities are a means of attempting to achieve returns that exceed those of five-year treasury securities.  In purchasing high yield securities, the Fund examine the universe of all high yield corporate bonds seeking those that are attractively priced relative to their risk.  In assessing risk, the Intrepid Income  Fund independently assesses many of the same factors considered by S&P and Moody’s.  In evaluating price, the Intrepid Income Fund typically considers the lowest possible yield that could be realized in owning the security, assuming it does not default.  The Fund often purchases high yield securities shortly after a credit downgrade to less than investment grade.  At such times, many institutional investors may be required to sell such securities creating a selling demand that might result in more attractive pricing.  The Intrepid Income Fund will sell a high yield security if the yield no longer compensates owners for the risks of holding the security or if other securities are more attractively priced relative to their risk.  The former might occur if the credit weakens and the latter might occur if the issuer’s business outlook improves and the security’s yield declines.

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PRINCIPAL RISKS OF INVESTING IN EACH FUND

Investors in the Funds may lose money. There are risks associated with the types of securities in which the Funds invest. These risks include “Market Risk,” “Small-Cap Risk,” “Value Investing Risk,” “Non-Diversification Risk,” “Interest Rate Risk,” “Credit Risk,” and “High Yield Risk.” Each of the Funds has similar exposure to “Market Risk” and “Non-Diversification Risk”. The Intrepid All Cap Fund has exposure to “Small and Medium Capitalization Risk” and “Value Investing Risk.” The Intrepid Income Fund is subject to “Interest Rate Risk,” “Credit Risk,” and “High Yield Risk”.

•Market Risk: The prices of the securities in which each Fund invests may decline for a number of reasons.

•Small and Medium Capitalization Risk: Small and medium capitalization companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies.  Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.

•Value Investing Risk:  The All Cap Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated.  In such cases, the stock may not reach the price that reflects the intrinsic value of the company.  There are periods when the value investing style falls out of favor with investors and in such periods a Fund may not perform as well as other mutual funds investing in common stocks.

•Non-Diversification Risk:  Because each Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

•Interest Rate Risk:  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  There have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•Credit Risk:  The issuers of the bonds and other debt securities held by the Intrepid Income Fund may be unable to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security and lead to greater volatility in the price of the security.

•High Yield Risk:  Investment in high yield securities can involve a substantial risk of loss. These securities, commonly called “junk bonds,” are rated below investment grade and considered to be speculative with respect to the issuer’s ability to pay interest and principal.  These securities are susceptible to default or decline in market value due to adverse economic and business developments.  High yield securities are generally much less liquid than investment grade debt securities and their market values tend to be very volatile.  In addition, high yield securities tend to have greater credit risk than investment grade securities.

Because of these risks, each Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Intrepid Capital Management, Inc. (the “Adviser”), located at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, is the investment adviser for the Funds.  The Adviser has been conducting an investment advisory business since 1994.  Its clientele historically and primarily consists of high net-worth individuals.  As of June 30, 2010, the Adviser had approximately $[   ] million in assets under management.

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Under an investment advisory agreement, the Trust, on behalf of the Intrepid Income Fund, compensates the Adviser at an annualized rate of 0.75% of the Fund’s average daily net assets.

Under an investment advisory agreement, the Trust, on behalf of the Intrepid All Cap Fund, compensates the Adviser at an annualized rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund’s average daily net assets in excess of $500 million.

A discussion regarding the basis for the Board of Trustee’s approval of the Funds’ investment advisory agreements is available in the Semi-Annual Report to Shareholders for the period ending March 31, 2010.

As investment adviser, the Adviser manages the investment portfolio of each Fund. The Adviser decides which securities to buy and sell.  All of the investment decisions by the Adviser for the Intrepid Income Fund are made by a team of three investment professionals led by Mark Travis.  All of the investment decisions by the Adviser for the Intrepid All Cap Fund are made by the same team of professionals led by Gregory Estes.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  Eric Cinnamond has been the Vice President/Director of Research of the Adviser since 1998.  Gregory Estes has been a Vice President and portfolio manager for the Adviser since 2000.  With respect to each of the Funds, the lead member of the team makes the final investment decisions based on the information team members provide.  Team members may also execute decisions of the lead member.

The Funds’ SAI provides additional information about the compensation of each member of the investment teams, other accounts managed by them and their ownership of shares of the Funds.

SHARE PRICES OF THE FUNDS

The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value (“NAV”).  Each Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading.  The NYSE is closed on national holidays, Good Friday and weekends. The NAV is determined by adding the value of a Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of a Fund, the NAV of the two classes of a Fund may vary.  Each Fund values money market instruments it holds at their amortized cost.  The Funds value securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees.

Fair Value Pricing

The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value.  Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.  Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded.  Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE.

Good Order

The Funds will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  The Funds will process purchase orders and redemption orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open.  An investor’s purchase order or redemption request will be considered in good order if the letter of instruction includes the name and class of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number.  If an investor sends a purchase order or redemption request to the Funds’ corporate address, instead of to its transfer agent, the Funds will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.

Distribution Fees

Each Fund has adopted a distribution plan pursuant to Rule 12b-l under the Investment Company Act for the Investor Class shares of each Fund.  This Plan allows the Investor Class shares of the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors.  Because these fees are paid out of the assets of the Investor Class shares of the Fund, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Multiple Classes

The Funds currently offer two different classes of shares: Institutional Class and Investor Class.  The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses.  Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.

PURCHASING SHARES

How to Purchase Shares from the Funds

1.Read this Prospectus carefully.

2.Determine how much you want to invest keeping in mind the following minimums:

a.	New accounts	Investor Class	Institutional Class
	•Individual Retirement Accounts	$2,500	$250,000
	•All other Accounts	$2,500	$250,000
	•with automatic investment plan	$2,500	$250,000
b.	Existing accounts
	•Dividend reinvestment	No Minimum	No Minimum
	•All other investments	$100	$100
	•with automatic investment plan	Monthly draw of $100	Monthly draw of $100

The Funds’ Institutional Class shares are typically not available through platforms, broker-dealers or other financial intermediaries.  Unless authorized by the Adviser, the Institutional Class shares must be purchased directly through the Funds’ distributor or Transfer Agent.  The minimum initial investment in the Institutional Class shares is $250,000, and this minimum may be waived at the Adviser’s discretion (please see the section entitled “Purchasing Shares from Other Servicing Agents” for more information).

3.Complete the New Account Application accompanying this Prospectus, carefully following the instructions.  For additional investments, complete the remittance form attached to your individual account statements.  (The Funds have additional New Account Applications and remittance forms if you need them.)  If you have any questions, please call 1-866-996-FUND.

4.Make your check payable to the Fund you are purchasing. All checks must be in U.S. dollars drawn on U.S. banks. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashiers checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order of payment.  U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, (“USBFS” or “Transfer Agent”), will charge a $25 fee against a shareholder’s account for any payment, automatic investment purchase or electronic funds transfer returned for any reason.  The shareholder will also be responsible for any losses suffered by a Fund as a result.

5.Send the application and check to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

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BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202-5207

Please do not send letters by overnight delivery service or express mail to the post office box address.

Making an Initial Investment by Wire

If you wish to open an account by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative. The Funds’ Transfer Agent will require you to complete an account application which you may mail or send by overnight delivery service to the transfer agent.  Upon receipt of your completed account application, the Funds’ Transfer Agent will establish an account and an account number for you.  You may then instruct your bank to wire transfer your investment as set forth below.

Making a Subsequent Investment by Wire

To make a subsequent investment by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you send your wire.  This will alert the Funds to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022

For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137

For further credit to:
(name of Intrepid Fund) (add class, either Investor or Institutional)
(your name and account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or federal reserve wire system, or from incomplete wiring instructions.

Purchasing Shares From Other Servicing Agents

Some broker-dealers may sell shares of the Funds.  These broker-dealers may charge investors a fee either at the time of purchase or redemption.  The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer.  Servicing Agents may:

•Become shareholders of record of the Funds.  This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirements.

•Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

•Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.

•Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf).  If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

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If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, including fee information and procedures for purchasing and selling shares of a Fund.  When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis.  If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

Telephone Purchases

The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account.  To establish the telephone purchase option for your account, complete the appropriate section in the New Account Application.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  This option will become effective approximately 15 business days after the application form is received by the Funds’ Transfer Agent.  Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds’ shares.  Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received.  Telephone purchases may be made by calling 1-866-996-FUND.

Other Information about Purchasing Shares of the Funds

The Funds may reject any purchase order for any reason.  The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.

The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.

The Funds offer an Automatic Investment Plan (“AIP”) allowing shareholders to make purchases of shares on a regular and convenient basis.  The minimum purchase for an AIP is $100.  You may select the day of the month on which you would like your automatic investment to occur.  To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the transfer agent.  The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request  The AIP may be modified or terminated by the Funds at any time. Investors should submit modifications or terminations by calling 1-866-996-FUND five days prior to effective date. Please call if you have any additional questions about establishing an AIP.

If you have elected an AIP, wire redemption, electronic funds transfer (“EFT”) purchases, EFT redemptions or a systematic withdrawal plan (see “Other Redemption Considerations” below), please include (attach) a voided check with your application.  We are unable to debit or credit mutual fund or pass-through accounts.  Please contact your financial institution to determine if it participates in the ACH system.

The Funds also offer the following retirement plans:

•Traditional Individual Retirement Account (“IRA”)
•Roth IRA
•SEP-IRA
•SIMPLE-IRA
•Coverdell Education Savings Account

Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND. The Funds recommend that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Anti-Money Laundering Compliance

The Funds and its distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds’ distributors may request additional information from you to verify your identity and source of funds.

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In compliance with the USA Patriot Act of 2001, please note that the Funds’ Transfer Agent, will verify certain information on your New Account Application as part of the Funds’ anti-money laundering program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 1-866-996-FUND if you need additional assistance completing your New Account Application.

If the Funds or the Funds’ distributors do not have reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until clarifying information is received.  The Funds also reserve the right to close an account within five business days if clarifying information or documentation is not received.  If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to “freeze” a shareholder’s account.  It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or its distributors to inform the shareholder that it has taken the actions described above.

Householding

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.

REDEEMING SHARES

How to Sell Shares by Mail

1.Prepare a letter of instruction containing:

•The name and class of the Fund(s);

•Account number(s);

•The amount of money or number of shares being redeemed;

•The name(s) on the account;

•Daytime phone number; and

•Additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity.  Please contact the Funds’ Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.

2.Sign the letter of instruction exactly as the shares are registered.  Joint ownership accounts must be signed by all owners.

3.Have the signatures guaranteed in the following situations:

•If a change of address was received by the Transfer Agent within the last 30 days;

•The redemption request is in excess of $100,000;

•When redemption proceeds are sent or payable to any person, address or bank account not on record;

•If ownership is changed on your account;

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notarized signature is not an acceptable signature guarantee.

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4.Send the letter of instruction to:

BY FIRST CLASS MAIL:

Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
Shareholder Services Center
P.O. Box 701
Milwaukee, WI  53201-0701

BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:

Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
3rd Floor
615 East Michigan Street
Milwaukee, WI  53202-5207

Please do not send letters of instruction by overnight delivery service or express mail to the post office box address.

How to Sell Shares by Telephone

1.Instruct the Funds’ Transfer Agent, that you want the option of redeeming shares by telephone ($100 minimum).  This can be done when completing the New Account Application.  If you have already opened an account, you may write to USBFS requesting this option.  When you do so, please sign the request exactly as your account is registered.  Your request may also require the signatures guaranteed or authenticated.  Shares held in individual retirement accounts cannot be redeemed by telephone.

2.Assemble the same information that you would include in the letter of instruction for a written redemption request.

3. Call USBFS at 1-866-996-FUND. Please do not call the Funds or the Adviser.

4.     Once a telephone transaction has been placed, it cannot be canceled or modified.

How to Sell Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

The redemption price per share you receive for redemption requests is the next determined NAV after:

•USBFS receives your written request in good order with all required information; or

•USBFS receives your authorized telephone request in good order with all required information.

If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds

•For those shareholders who redeem shares by mail, USBFS will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.

•For those shareholders who redeem by telephone, USBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire.  USBFS generally wires redemption proceeds on the business day following the calculation of the redemption price.  There is a $15 fee for each wire transfer.  Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder’s financial institution is a member.  There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption.  However, the Funds may direct USBFS to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

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•For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

Other Redemption Considerations

The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually.  Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network.  To establish a SWP, your account must have a value of at least $10,000 for Investor Class shares ($350,000 for the Institutional Class shares Fund), and the minimum amount that may be withdrawn each month, quarter or year is $100.  The SWP may be terminated or modified by the Funds at any time.  The shareholder should submit any termination or modification to the transfer agent five days prior to effective date.  To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the transfer agent. A signature guarantee may be required. Your withdrawals may, over time, deplete your original investment—or exhaust it entirely if you make large and frequent withdrawals.  Please call 1-866-996-FUND if you have additional questions about establishing a SWP.

When redeeming shares of the Funds, shareholders should consider the following:

•The redemption may result in a taxable gain.

•Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes.  If not, these redemptions will be subject to federal income tax withholding.

•As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.

•If you purchased shares by check or EFT, the Funds may delay the payment of redemption proceeds until it is reasonably satisfied the check or transfer of funds have cleared (which may take up to 10 days from the date of purchase).

•USBFS will send the proceeds of redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

•The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and USBFS may modify or terminate their procedures for telephone redemptions at any time.  Neither the Funds nor USBFS will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions.  They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls.  During periods of substantial economic or market change, you may find telephone redemptions difficult to implement.  If a shareholder cannot contact USBFS by telephone, he or she should make a redemption request in writing in the manner described earlier.

•USBFS currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.

•If you hold Investor Class shares of a Fund and your account balance falls below $500 (for any reason), you will be given 60 days to make additional investments so that your account balance is $500 or more.  If you do not, the Funds may close your account and mail the redemption proceeds to you.

•    If you hold Institutional Class shares of a Fund and your account balance falls below $250,000 (for any reason), the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more.  If you do not, the Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares.  Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

•While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests “in kind.”  This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash.  Shareholders who receive a redemption “in kind” may incur costs to dispose of such securities.

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Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of a Fund’s shares may harm Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares.  Accordingly, the Board of Trustees discourages frequent repurchases and redemptions of shares of the Funds by:

•Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.

•Imposing a 2.00% redemption fee on redemptions of shares held for 30 days or less.  The 2.00% redemption fee does not apply to exchanges between Funds.  In addition the redemption fee will not apply to: (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the system withdrawal plan, automatic investment plan, and systematic exchange plans.

The Funds rely on intermediaries to determine when a redemption occurs on shares held for 30 days or less.  The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan.  Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, because each Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Funds cannot always detect market timing.  As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

EXCHANGING SHARES

Shares of each of the Funds may be exchanged for shares of another Intrepid mutual fund at their relative NAVs.  Before exchanging into another Intrepid mutual fund you should read its prospectus, which can be obtained by calling the Funds’ transfer agent. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.
You may also exchange your shares to and from the First American Prime Obligations Fund (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable.  Although the First American Fund is not affiliated with the Adviser the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the First American Fund, you should read its prospectus.  To obtain the First American Fund’s prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent.  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.

How to Exchange Shares

1.Read this Prospectus carefully.

2.Determine the number of shares or dollars you want to exchange.  Please keep in mind that if you elected the telephone exchange privilege on your account application, your telephone exchange is subject to a $100 minimum.  If you are exchanging into the First American money market fund, the minimum exchange amount to a new account is $2,500.

3.Write to Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, WI  53201-0701 or call USBFS at 1-866-996-FUND.  USBFS charges a $5.00 fee for each telephone exchange.  There is no charge for a written exchange.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Intrepid Income Fund distributes substantially all of its net investment income quarterly while the Intrepid All Cap Fund distributes substantially all of its net investment income annually.  Each of the Funds distributes substantially all of its capital gains annually. You have four distribution options:

•Automatic Reinvestment Option:  Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•All Cash Option:  Both dividend and capital gains distributions will be paid in cash.

•Reinvest all dividend distributions and receive capital gain distributions in cash.

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•Reinvest all capital gain distributions and receive dividend distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at that Fund’s then current NAV and to reinvest all subsequent distributions.

You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-866-996-FUND.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).  You may have a taxable gain or loss as a result of exchanges between the Funds because the Internal Revenue Code treats an exchange as a sale of shares.

INDEX DESCRIPTIONS

S&P 500 Index

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.   The index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Bank of America Merrill Lynch U.S. High Yield Master II Index

The Bank of America Merrill Lynch U.S. High Yield Master II Index is Bank of America Merrill Lynch's broadest high yield index, and as such is comparable with the broad indices published by other investment banks. The index return is found in the Wall Street Journal, making it very transparent for shareholders to compare the Fund to on a daily basis.  The index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

Russell 3000 Total Return Index

Russell 3000 Total Return Index is a popular measure of stock performance.  It is comprised of the 3,000 largest U.S. companies based on stock market capitalization.  The Index does not reflect any deductions for fees, expenses or taxes.  A direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The financial highlights table describes each Fund’s financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share.  Because the Institutional Class shares of the Intrepid Income Fund and Intrepid All Cap Fund did not commence operations prior to the date of this prospectus, the information below only shows the financial performance for the Investor Class shares of each Fund.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The total returns in the table represent the rate that an investor would have earned on an investment in each Fund for the stated period (assuming reinvestment of all dividends and distributions). The information has been audited by [             ], whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

		Intrepid Income Fund
	Period Ended March 31, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	July 2, 2007 (1) through September 30, 2007
NET ASSET VALUE:	(unaudited)
Beginning of period	$9.51	$9.43	$9.94	$10.00
OPERATIONS:
Net investment income(2)	0.25	0.57	0.46	0.13
Net realized and unrealized gain (loss) on investment securities	0.24	0.09	(0.51)	(0.06)
Total from operations	0.49	0.66	(0.05)	0.07
LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.58)	(0.46)	(0.13)
From net realized gains	—	—	0.00(5)	0.00
Total distributions	(0.26)	(0.58)	(0.46)	(0.13)
NET ASSET VALUE:
End of period	$9.74	$9.51	$9.43	$9.94
Total return	5.18%(3)	7.67%	(0.55)%	0.67%(3)
Net assets at end of period (000s omitted)	$67,027	$53,972	$28,743	$21,872
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.30%(4)	1.45%	1.61%	2.19%(4)
After expense reimbursement	1.25%(4)	1.25%	1.25%	1.25%(4)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	5.21%(4)	6.53%	4.62%	4.51%(4)
After expense reimbursement	5.26%(4)	6.73%	4.98%	5.45%(4)
Portfolio turnover rate	31%(3)	45%	44%	12%

_________
(1) Commencement of Operations.
(2) Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) Not annualized.
(4) Annualized.
(5) The amount represents less than $0.01 per share.

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20

	Intrepid All Cap Fund
	Period Ended March 31, 2010	Year Ended September 30, 2009	October 31, 2007(1) through September 30, 2008
NET ASSET VALUE:	(unaudited)
Beginning of period	$9.03	$8.74	$10.00
OPERATIONS:
Net investment income (loss)(2)	(0.02)	0.01	0.02
Net realized and unrealized gain (loss) on investment securities	1.18	0.30	(1.27)
Total from operations	1.16	0.31	(1.25)
LESS DISTRIBUTIONS:
From net investment income	—	(0.02)	(0.01)
From net realized gains	(0.05)	—	—
Total distributions	(0.05)	(0.02)	(0.01)
NET ASSET VALUE:
End of period	$10.14	$9.03	$8.74
Total return	12.93%(3)	3.53%	(12.50)%(3)
Net assets at end of period (000s omitted)	$20,118	$16,452	$6,250
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.89%(4)	2.65%	2.99%(4)
After expense reimbursement	1.95%(4)	1.95%	1.95%(4)
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement	(0.40)%(4)	(0.65)%	(0.80)%(4)
After expense reimbursement	(0.46)%(4)	0.05%	0.24%(4)
Portfolio turnover rate	31%(3)	93%	85%

_________
(1) Commencement of Operations.
(2) Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) Not annualized.
(4) Annualized.

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21

PRIVACY POLICY

Intrepid Capital Management Funds Trust

We collect the following nonpublic personal information about you:

 ●  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

●  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Not a part of the Prospectus.

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PN-1

To learn more about the Intrepid Income Fund and the Intrepid All Cap Fund and their investment policies, you may want to read the Funds’ Statement of Additional Information (“SAI”).  The Funds’ SAI is incorporated by reference into the Prospectus.  This means that the contents of the SAI is legally a part of the Prospectus.

Additional information about the Funds’ investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors upon request without charge, simply by calling 1-866-996-FUND or visiting the Funds’ website at www.intrepidcapitalfunds.com.

Prospective investors and shareholders who have questions about the Funds may also call the above number or write to the following address:

Intrepid Capital Management Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

The general public can review and copy information about the Funds (including the SAI) at the SEC Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds is also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
SEC File No. 811-21625

Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION

Dated _________, 2010

Intrepid Income Fund
Institutional Class (Ticker: _____)
Investor Class (Ticker: ICMYX)

Intrepid All Cap Fund
Institutional Class (Ticker: _____)
Investor Class (Ticker: ICMCX)

1400 Marsh Landing Parkway
Suite 106
Jacksonville Beach, Florida 32250
Toll free 1-866-996-FUND

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated _______, 2010 of Intrepid Capital Management Funds Trust (the “Trust”).  This SAI is incorporated by reference into the Trust’s Prospectus.  A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.

The following audited financial statements are incorporated by reference from the Annual Report dated September 30, 2009 of the Trust (File No. 811-21625) as filed with the Securities and Exchange Commission on Form N-CSR on December 3, 2009.

Schedule of Investments Statement of Assets and Liabilities Statement of Operations Statement of Changes in Net Assets Financial Highlights Notes to Financial Statements

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i

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	20
DESCRIPTION OF SECURITIES RATINGS	20
Standard and Poor’s Commercial Paper Ratings	20
Moody’s Short-Term Debt Ratings	20
Standard and Poor’s Ratings for Corporate Bonds	21
Moody’s Ratings for Bonds	22

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus each dated ________, 2010 and, if given or made, such information or representations may not be relied upon as having been authorized by Intrepid Capital Management Funds Trust.

This SAI does not constitute an offer to sell securities.

ii

FUND HISTORY AND CLASSIFICATION

The Trust is a Delaware statutory trust organized on August 27, 2004, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently has four portfolios and the shares in any portfolio may be offered in separate classes.  The Board of Trustees has established two classes of shares with respect to each of the Intrepid Income Fund and the Intrepid All Cap Fund (collectively, the “Funds”), and this SAI relates to both classes of the Funds – the Institutional Class and the Investor Class.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions which are matters of fundamental policy.  Each Fund’s investment restrictions cannot be changed without approval of the holders of the lesser of (i) 67% of such Fund’s shares present or represented at a shareholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of such Fund.

1.
None of the Funds may purchase securities of any issuer if the purchase would cause more than five percent of the value of a Fund’s total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than ten percent of the outstanding voting securities of any one issuer, except that up to 50% of each Fund’s total assets may be invested without regard to these limitations.

2.	Each Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act. The Funds have no current intention to sell securities short or write put and call options.

3.
None of the Funds may purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that each Fund may (i) borrow money to the extent permitted by the 1940 Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

4.	Each Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.

5.	Each Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.

6.
None of the Funds may act as an underwriter or distributor of securities other than of its shares, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

7.
None of the Funds may make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.

8.	None of the Funds may invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.

9.	None of the Funds may make investments for the purpose of exercising control or acquiring management of any company.

10.	None of the Funds may invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.

11.	None of the Funds may purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts, options on futures contracts and other similar instruments.

Table of Contents - Statement of Additional Information

The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Trust’s Board of Trustees without shareholder approval.  These additional restrictions are as follows:

12.
None of the Funds will acquire or retain any security issued by a company, an officer or trustee which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds’ investment adviser.

13.	None of the Funds will invest more than 15% of the value of its net assets in illiquid securities.

14.
None of the Funds will purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund’s net assets would be invested in shares of registered investment companies.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made.  If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund’s fundamental restrictions will be deemed to have occurred.  Any changes in a Fund’s investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation.

INVESTMENT CONSIDERATIONS

The Funds’ Prospectus describes their principal investment strategies and risks.  This section expands upon that discussion and also describes non-principal investment strategies and risks.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”).  The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”).  However, certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid.  Regulation S permits the sale abroad of securities that are not registered for sale in the United States.  Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act.  Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests.  However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.

The Board of Trustees of the Trust has delegated to Intrepid Capital Management, Inc. (the “Adviser”) the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations.  Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as:  (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell.  Illiquid restricted securities will be priced at fair value as determined in good faith by the Board of Trustees.

Borrowing

Each Fund may borrow money for investment purposes, although none has any present intention of doing so. Borrowing for investment purposes is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  When a Fund leverages its investments, the net asset value (“NAV”) per share will increase more when the Fund’s portfolio assets increase in value and decrease more when the portfolio assets decrease in value because substantially all of its assets fluctuate in value and the interest obligations on the borrowings are generally fixed.  Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three business days.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sales.

Table of Contents - Statement of Additional Information

In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes.  For example, a Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous.  To the extent such borrowings do not exceed 5% of the value of a Fund’s total assets at the time of borrowing and are promptly repaid, they will not be subject to the foregoing 300% asset coverage requirement.

Warrants and Convertible Securities

Each Fund may purchase rights and warrants to purchase equity securities.  Rights and warrants are options to purchase equity securities at a specific price valid for a specific period of time.  Investments in rights and warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.    They do not represent ownership of securities, rather the right to buy them.  Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities.  Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration.  They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

Each Fund may also invest in convertible securities.  Convertible securities are debt securities or preferred stocks of corporations that are convertible into or exchangeable for common stocks.  The Adviser will select only those convertible securities for which it believes (i) the underlying common stock is a suitable investment for a Fund; and (ii) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation.  (For the Income Fund, the Adviser will consider only the potential for total return.)  Most of a Fund’s investment in convertible debt securities will be rated less than investment grade.  Debt securities rated less than investment grade are commonly referred to as “junk bonds.”  For additional information regarding convertible securities, please see “High Yield Securities” below.

High Yield Securities

Each Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term).  These debt securities may be rated investment grade by Standard & Poor’s® (“S&P®”) or Moody’s Investors Service©, Inc. (“Moody’s”).  Securities rated BBB by S&P® or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.

Each Fund may also invest in securities that are rated below investment grade, commonly referred to as junk bonds or high yield securities.  Investments in high yield securities, while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal.  Market prices of high yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities.  Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.

The Intrepid Income Fund normally will not purchase convertible securities that are rated lower than “CCC” by S&P® or “Caa” by Moody’s, and will not continue to hold convertible securities downgraded lower than “C” by S&P® or Moody’s.  Notwithstanding the foregoing, the Intrepid Income Fund may purchase convertible securities in default if it believes the default will be cured.

Table of Contents - Statement of Additional Information

The high yield market at times is subject to substantial volatility.  An economic downturn or increase in interest rates may have a more significant effect on high yield securities and their markets, as well as on the ability of securities’ issuers to repay principal and interest.  Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders.  During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.

The prices of high yield securities are generally less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes or individual corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund’s NAV.  Yields on high yield securities will fluctuate over time.  Furthermore, in the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.

Certain securities held by a Fund, including high yield securities, may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor.  Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of a Fund’s net assets.

In response to adverse publicity or investor perceptions, the secondary market for high yield securities may at times become less liquid making it more difficult for a Fund to accurately value or dispose of high yield securities.  To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, liquidity difficulties and judgment will play a greater role in valuation because there is less reliable and objective data available.

Special tax considerations are associated with investing in high yield bonds structured as zero-coupon or pay-in-kind securities.  A Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law.  Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.

Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so a Fund can meet redemption requests.  To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds.  A Fund may retain a portfolio security whose rating has been changed.

Money Market Instruments

Each Fund may invest in cash and money market securities in order to take a temporary defensive position or have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities.  The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by S&P® or Prime-1 or Prime-2 by Moody’s.  Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period.  While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.  The Funds will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. government securities.  The Adviser will monitor the creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund.  In the event of a default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay.  However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price a Fund would suffer a loss.  A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.  Repurchase agreements usually are for short periods of time, such as one week or less, but may be longer.  It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

Table of Contents - Statement of Additional Information

Each Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments).  In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

American Depository Receipts

The Intrepid All Cap Fund may invest in American Depository Receipts (“ADRs”).  ADRs evidence ownership of underlying securities issued by a foreign corporation.  ADR facilities may be either “sponsored” or “unsponsored.”  While similar, distinctions exist relating to the rights and duties of ADR holders and market practices.  A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested.  Holders of unsponsored ADRs generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees.  The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights.  Issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR.  Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder.  This agreement also allocates fees among the parties.  Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications.  The Intrepid All Cap Fund may invest in sponsored and unsponsored ADRs.

Other

Although each Fund may sell securities short or write put or call options to the extent permitted by the 1940 Act, none of the Funds currently has any intention of doing so. In addition, although each Fund may enter into futures contracts, options on futures contracts and other similar instruments, none of the Funds currently has any intention of doing so.

Temporary Investments

Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions.  This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements).  As a result, a Fund will not be able to achieve its investment objective of long-term capital appreciation or capital appreciation to the extent it invests in money market instruments.  When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

PORTFOLIO TURNOVER

  None of the Funds actively trades for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The annual portfolio turnover rate indicates changes in a Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. High portfolio turnover in any year (100% or higher) will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

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DISCLOSURE OF PORTFOLIO HOLDINGS

Fund Service Providers – Fund Administrator, Independent Registered Public Accounting Firm and Custodian

The Funds have entered into arrangements with certain third party service providers (fund administrator, independent registered public accounting firm and custodian) for services that require these groups to have access to each Fund’s portfolios on a daily basis.  For example, the Funds’ administrator is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio of each Fund.  The Funds also undergo an annual audit that requires the Funds’ independent registered public accounting firm to review each Fund’s portfolio.  In addition to the Funds’ administrator, the Funds’ custodian also maintains an up-to-date list of each Fund’s holdings.  Each of these parties is contractually and/or ethically prohibited from sharing a Fund’s portfolios unless specifically authorized by the Funds.

Rating and Ranking Organizations

The Funds may provide their portfolio holdings to the following rating and ranking organizations:

Morningstar®, Inc.
Lipper
Standard & Poor’s® Ratings Group
Bloomberg™, L.P.
Thomson™ Financial Research

The Funds’ management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information.  The Funds may not pay these organizations or receive any compensation from them for providing this information.

The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not prior to ten business days following the end of the period.

Website Disclosure

Each Fund publishes its top ten holdings at the end of each calendar quarter on its website at www.intrepidcapitalfunds.com.  This information is updated approximately 15 to 30 business days following the end of each fiscal quarter.  It is available to anyone that visits the website.

Oversight

The officers of the Trust are responsible for decisions authorizing the disclosure of portfolio holdings.  The Trust’s Chief Compliance Officer addresses issues relating to the disclosure of portfolio holdings, if any, in its annual report to the Trustees.

TRUSTEES AND OFFICERS OF THE TRUST

As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Board is responsible for the overall management of the Trust.  This includes the general supervision and review of each Fund’s investment policies and activities.  The Board approves all significant agreements between the Trust and those parties furnishing services to it, which include agreements with the Adviser, Administrator, Custodian and Transfer Agent.  The Board appoints officers who conduct and administer each Fund’s day-to-day operations.

Trustees’ and Officers’ Information

Certain important information regarding each of the trustees and officers of the Trust (including their principal occupations for at least the last five years) is set forth on the following pages.

Table of Contents - Statement of Additional Information

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees(1)

Mark F. Travis c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1961	Trustee and President	Indefinite Term; Since November 2004	President, Intrepid Capital Management, Inc. (1995- present); Chief Executive Officer, Intrepid Capital Management, Inc. (2003- present).	Four	None

(1)
“Interested” trustees are trustees who are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.  Mr. Travis is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees(1)

Roy F. Clarke c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1940	Trustee	Indefinite Term; Since November 2004	Retired dentist and private investor (2001-present).	Four	None

Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1948	Trustee	Indefinite Term; Since November 2004	Chief Financial Officer, PVI Holdings, Inc. (industrial valve company) (2008-present); Chief Financial Officer, W&O Supply, Inc. (a distribution company) (2001-2008).	Four	None

Ed Vandergriff, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1947	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Four	None

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.

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Officers
Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Donald C. White c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Year of Birth: 1960	Secretary and Treasurer	Indefinite Term; Since November 2004	Chief Financial Officer, Intrepid Capital Management Inc. (2003-present).	N/A	N/A

Equity Ownership of Trustees as of December 31, 2009

Dollar Range of Equity Securities Owned:	Interested Trustee:	Independent Trustees:
	Mark F. Travis	Roy F. Clarke	Peter R. Osterman, Jr.	Ed Vandergriff, Jr.
Intrepid Income Fund	Above $100,000	$0	$0	$0
Intrepid All Cap Fund	Above $100,000	$0	$0	$0
Aggregate Dollar Range of Equity Securities in the Intrepid Capital Management Funds Trust*	Above $100,000	$10,001-$50,000	$10,001-$50,000	$1-$10,000

* The Trust consists of four separate mutual fund portfolios, two of which are discussed in this SAI.

Compensation

Effective March 31, 2010, the Trust’s standard method of compensating non-interested Trustees is to pay each such Trustee an annual retainer of $4,000 (which is then invested in shares of Intrepid mutual funds as designated by each Trustee) and a fee of $4,000 for each meeting of the Board of Trustees attended.  The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees.  The Trust does not provide pension or retirement benefits to its Trustees and officers.  The aggregate compensation paid by the Trust to each Trustee during the Trust’s fiscal period ending September 30, 2009 is set forth below:

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Name of Person, Position	Aggregate Compensation from the Intrepid All Cap Fund	Aggregate Compensation from the Intrepid Income Fund	Total Compensation from Trust Paid to Trustees*

Independent Trustees

Roy F. Clarke	$0	$0	$5,000
Peter R. Osterman, Jr.	$0	$0	$5,000
Ed Vandergriff, Jr.	$0	$0	$5,000

Interested Trustee

Mark F. Travis, President	$0	$0	$0

* The Trust consists of four separate mutual fund portfolios, two of which are discussed in this SAI.

Committees

The Trust’s Board of Trustees has created an Audit Committee, whose members are Messrs. Clarke, Osterman and Vandergriff.  The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Trust’s internal controls and to review certain other matters relating to the Trust’s independent registered public accounting firm and financial records.  The Trust’s Board of Trustees has no other committees.  The Audit Committee met twice during the Trust’s fiscal year ending September 30, 2009.

Proxy Voting Policy

Each Fund has directed the Adviser to vote proxies in accordance with the “Wall Street Rule” (i.e., the Adviser will either vote as management recommends or sell the stock prior to the meeting).  The Funds believe that following the “Wall Street Rule” is consistent with the economic best interests of each Fund.  Consistent with its duty of care, the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund.  In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, the “Wall Street Rule,” but only after disclosing any such conflict to the Trust’s Board of Trustees prior to voting and affording the Board the opportunity to direct the Adviser in the voting of such securities.

Information on how the Funds voted proxies relating to its portfolio securities during the most recent twelve-month period ending June 30 is available at the Fund’s website at http://www.intrepidcapitalfunds.com or the website of the SEC at http://www.sec.gov.

Code of Ethics

The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act.  Subject to certain conditions, the code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds.  The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Funds.

MANAGEMENT OWNERSHIP, PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  As of _________, 2010, the following persons owned of record or are known by the Trust to own of record or own beneficially 5% or more of the Funds’ outstanding Investor Class shares (Institutional Class shares were not offered for sale until the date of this SAI).

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Intrepid Income Fund- Investor Class

Name and Address	% Ownership	Nature of Ownership
[ ]	[ ]%	Holder of Record

Intrepid All Cap Fund- Investor Class

Name and Address	% Ownership	Nature of Ownership
[ ]	[ ]%	Holder of Record

As of __________, 2010, the Trustees and Officers as a group owned [less than 1]% of the outstanding shares of each Fund.

MANAGEMENT OF THE TRUST

Investment Adviser

The investment adviser to each Fund is Intrepid Capital Management, Inc., 1400 Marsh Landing Pkwy. Suite 106, Jacksonville Beach, FL 32250.  The Adviser is a wholly-owned subsidiary of Intrepid Capital Corporation.

Pursuant to each Advisory Agreement, the Adviser furnishes continuous investment advisory services to the Funds.  The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Trustees of the Trust may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund.  Under the Advisory Agreements, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds’ Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust).  For the foregoing, (i) the Intrepid Income Fund  pays the Adviser a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets; and (ii) the Intrepid All Cap Fund pays the Adviser a monthly fee at the annual rate of 1.00% based on the first $500 million of that Fund’s average daily net assets and 0.80% of that Fund’s average daily net assets in excess of $500 million.

The Funds pay all of their expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering their shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions.  The Trust also pays the fees of trustees who are not officers of the Trust, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Funds, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00%.

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In addition, under separate agreements, the Adviser has contractually agreed to reduce its fees and/or reimburse the Funds to the extent necessary to ensure that net annual operating expenses (excluding acquired fund fees and expenses) do not exceed 1.15% for the Intrepid Income Fund – Investor Class and 0.90% for the Intrepid Income Fund – Institutional Class, and do not exceed 1.95% for the Intrepid All Cap Fund – Investor Class and 1.70% for the Intrepid All Cap Fund – Institutional Class, each through January 31, 2012.  Only the Board of Trustees has the power to terminate such agreements prior to January 31, 2012 with respect to the Funds.  The Adviser has a right to receive reimbursement for fee reductions and/or expense payments made pursuant to these agreements made in the prior three fiscal years, provided that after giving effect to such reimbursement net annual operating expenses (excluding Acquired Fund Fees and Expenses) of the Fund making the reimbursement do not exceed do not exceed 1.15% for the Intrepid Income Fund – Investor Class and 0.90% for the Intrepid Income Fund – Institutional Class, and do not exceed 1.95 for the Intrepid All Cap Fund – Investor Class and 1.70% for the Intrepid All Cap Fund – Institutional Class, in the year of reimbursement.

Each Fund monitors its expense ratio on a monthly basis.  If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser’s fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.

The Advisory Agreements will remain in effect as long as their continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the applicable Fund; and (ii) by the vote of a majority of the trustees of the Trust who are not parties to the Advisory Agreements or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the majority of the applicable Fund’s shareholders on a 60 day written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

Each Advisory Agreement provides that the Adviser shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  Each Advisory Agreement also provides that the Adviser and its officers, trustees and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Adviser for the fiscal periods shown.

	Advisory Fees Incurred	Waived Fees and/or Reimbursed expenses by Adviser	Recouped Fees and Expenses	Net Fees paid to the Adviser

Intrepid Income Fund*
Year Ended September 30, 2009	$280,651	$77,259	$0	$203,392
Year Ended September 30, 2008	$200,435	$95,693	$0	$104,742
Year Ended September 30, 2007	$39,687	$49,671	$0	$0

Intrepid All Cap Fund**
Year Ended September 30, 2009	$81,831	$56,937	$0	$24,894
Year Ended September 30, 2008	$56,885	$59,107	$0	$0
* The Intrepid Income Fund commenced operations on July 2, 2007.
**   The Intrepid All Cap Fund commenced operations on October 3, 2007.

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Waived fees and/or reimbursed expenses subject to potential recovery by the Adviser by year of expiration are as follows:

	Year of Expiration
	9/30/10	9/30/11	9/30/12
Intrepid Income Fund	49,671	95,693	77,259
Intrepid All Cap Fund	—	59,107	56,937

Administrator

The administrator to the Trust is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”).  Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) entered into between the Trust and the Administrator relating to the Funds, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund’s financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund’s financial and accounting records and generally assists in all aspects of each Fund’s operations.  The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement.  For the foregoing, the Administrator will receive from each Fund a fee, paid monthly, at an annual rate of 0.08% for the first $300 million of the Fund’s average net assets, 0.07% for the next $500 million of the Fund’s average net assets and 0.04% of the Fund’s average net assets in excess of $800 million, plus reimbursement for out-of-pocket expenses.  Notwithstanding the foregoing, the Administrator’s minimum annual fee is $40,000 for each Fund.  The Administration Agreement will remain in effect until terminated by either party.  The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust upon the giving of a 90 day written notice to the Administrator, or by the Administrator upon the giving of a 90 day written notice to the Trust.

Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

The table below shows the amount of fees paid by the Intrepid Income Fund and the Intrepid All Cap Fund to the Administrator for the fiscal period shown.

Fiscal Period	Intrepid Income Fund*	Intrepid All Cap Fund**
Year Ended September 30, 2009	$36,925	$32,854
Year Ended September 30, 2008	$33,378	$29,883
Year Ended September 30, 2007	$7,997	n/a
*     The Intrepid Income Fund commenced operations on July 2, 2007.
**   The Intrepid All Cap Fund commenced operations on October 31, 2007.

Custodian

U.S. Bank N.A., (the “Custodian”) 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bancorp Fund Services, LLC and the Distributor, serves as custodian of the assets of the Fund pursuant to a Custody Agreement.  Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of each Fund; (ii) make receipts and disbursements of money on behalf of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and; (v) make periodic reports to each Fund concerning the Fund’s operations.

Transfer Agent, Dividend Disbursing Agent and Fund Accountant

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

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In addition, the Trust has entered into a Fund Accounting Servicing Agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds.  For its accounting services, USBFS is entitled to receive fees, payable monthly, based on the total annual rate of $115,000 for the first $30 million in average net assets of the Trust, 0.02% on the next $300 million in average net assets, 0.01% on the next $1 billion in average net assets, and 0.075% on the balance, plus reimbursement for out-of-pocket expenses.

Distributor

Quasar Distributors, LLC (the “Distributor”), an affiliate of USBFS and the Custodian, acts as distributor for the Funds under a Distribution Agreement.  Its principal business address is 615 East Michigan Street, Milwaukee, WI 53202.  The Distributor sells each Fund’s shares on a best efforts basis.  Shares of the Funds are offered continuously.

For the fiscal year ended September 30, 2009, the Distributor received $47,529.72 as compensation from the Trust for distribution services for the Trust.

PORTFOLIO MANAGERS

The sole investment adviser to the Funds is Intrepid Capital Management, Inc.  The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of September 30, 2009.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark Travis	0	1 $28.5 million	0	0	1 $28.5 million	0
Eric Cinnamond	0	0	11 $16 million	0	0	0
Gregory Estes	0	0	34 $76 million	0	0	0

The portfolio managers are responsible for managing other accounts.  The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers (for example, cross trade between a Fund and another account and allocation of aggregated trades).  The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts.  In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross trade securities between Funds and policies to ensure the fair allocation of securities purchased on an aggregated basis.

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The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2009.

Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
Mark Travis	Salary	Intrepid Capital Management, Inc.
Mr. Travis’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Travis receives a bonus based on the profitability of the Adviser.
Eric Cinnamond	Salary	Intrepid Capital Management, Inc.
Mr. Cinnamond’s salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Cinnamond receives a bonus based on his performance and the profitability of the Adviser.
Gregory Estes	Salary	Intrepid Capital Management, Inc.
Mr. Estes’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Bonus	Intrepid Capital Management, Inc.	Mr. Estes receives a bonus based on his performance and the profitability of the Adviser.

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of September 30, 2009, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Portfolio Manager	Dollar Range of Shares Owned
	Intrepid Income Fund	Intrepid All Cap Fund
Mark Travis	$100,001-$500,000	$100,001-$500,000
Eric Cinnamond	$10,001-$50,000	None
Gregory Estes	$10,001-$50,000	$50,001-$100,000

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  The NYSE also may be closed on national days of mourning.  The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day.  On those days a Fund may, but is not obligated to, determine its NAV.

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The per share NAV of a Fund is determined by dividing the value of the Fund’s net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class of the Funds, the NAV of the two classes of the Funds may vary. In determining the NAV of each Fund’s shares, securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the NASDAQ® Global Select Market or the NASDAQ® Capital MarketSM (collectively “NASDAQ® traded securities”) are valued at the NASDAQ® Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and NASDAQ® traded securities for which there is no NOCP are valued at the most recent bid price.  Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Any securities for which there are no readily available market quotations and other assets will be valued at their value as determined in good faith by the Board of Trustees.

An example of how the Funds calculated the net asset value per share as of September 30, 2009 is as follows:

Intrepid Income Fund – Investor Class

Net Assets	=	Net Asset Value per share
Shares Outstanding
$53,971,671		$9.51
5,676,700

Intrepid All Cap Fund – Investor Class

Net Assets	=	Net Asset Value per share
Shares Outstanding
$16,452,408		$9.03
1,822,510

An example is not provided for the Institutional Class shares of each of the Intrepid Income Fund and Intrepid All Cap Fund since neither class had commenced operations as of September 30, 2009.

DISTRIBUTION OF SHARES

The Trust has adopted a Service and Distribution Plan (the “Plan”).  The Plan was adopted in anticipation that the Funds, except for the Institutional Class shares of the Intrepid Income Fund and Intrepid All Cap Fund, will benefit from the Plan through increased sale of Investor Class shares, thereby reducing each Fund’s expense ratio and providing the Advisor greater flexibility in management.  The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plan by a Fund may be spent by a Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan may be terminated by a Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund.  Messrs. Clarke, Osterman and Vandergriff are currently the Rule 12b-1 Trustees.  Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the Fund’s shares.

While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust.  The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust.  The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

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The tables below show the amount of 12b-1 fees paid by the Investor Class shares of the Intrepid Income Fund and the Intrepid All Cap Fund for the fiscal year ended September 30, 2009.

12b-1 fees paid
Fund	Year Ended September 30, 2009
Intrepid Income Fund – Investor Class	$93,551
Intrepid All Cap Fund – Investor Class	$20,458

For the fiscal year ended September 30, 2009, the following amounts were paid pursuant to the Distribution Plan:

	12b-1 Expenses Paid
	Intrepid Income Fund – Investor Class	Intrepid All Cap Fund – Investor Class
Advertising and Marketing	$24,220	$4,883
Printing and Postage	$945	$166
Payment to distributor	$15,501	$3,492
Payment to dealers	$52,884	$11,917
Compensation to sales personnel	$0	$0
Other Marketing Expenses	$0	$0

AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES

The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account on the schedule (e.g., monthly or quarterly) the shareholder selects.  The minimum amount required to open an account with an automatic investment plan is $2,500 for the Investor Class shares of the Funds, and $250,000 for the Institutional Class shares of the Funds.  The minimum investment amount thereafter is $100 per month.

The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions.  Shares will be purchased at the NAV calculated on the day of your purchase order if your purchase order is received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time).   The minimum amount that can be transferred by telephone is $100.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTION OF SHARES

A shareholder’s right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (i) trading on the NYSE is restricted pursuant to rules and regulations of the SEC; (ii) the SEC has by order permitted such suspension; or (iii) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

Table of Contents - Statement of Additional Information

Each Fund imposes a 2% redemption fee on the value of shares redeemed 30 days or less after purchase.  The 2% redemption fee does not apply to exchanges between the Funds or other Intrepid mutual funds.  The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the system withdrawal plan, automatic investment plan and systematic exchange plans.  The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.

In calculating whether a redemption of a Fund’s shares is subject to a redemption fee, a shareholder’s holdings will be viewed on a “first in/first out” basis.  This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest.  The fee will be calculated based on the current NAV of the shares as of the redemption date.

SYSTEMATIC WITHDRAWAL PLAN

An investor who owns shares of a Fund worth at least $10,000 (at least $350,000 in the case of the Institutional Class shares of the Intrepid Small Cap Fund) at the current NAV may, by completing an application which may be obtained from the Trust or USBFS, create a Systematic Withdrawal Plan (“SWP”) from which a fixed sum will be paid to the investor at regular intervals.  To establish the SWP, the investor deposits Fund shares with the Trust and appoints the Trust as agent to effect redemptions of shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account.  Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Trust is required.  The investor’s signature may be required to be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

The minimum amount of a withdrawal payment is $100.  These payments will be made from the proceeds of periodic redemptions of shares in the account at NAV.  Redemptions will be made in accordance with the schedule (e.g., monthly, quarterly or yearly, but in no event more frequently than monthly) selected by the investor.  If a scheduled redemption is a weekend or a holiday, such redemption will be made on the next business day.  Because a SWP may reduce, and eventually deplete, your account over time, investors may want to consider reinvesting all income dividends and capital gains distributions payable by each Fund.  The investor may purchase or transfer additional Fund shares in his or her account at any time.

Withdrawal payments cannot be considered as yield or income on the investor’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor’s account.

The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying USBFS in writing five days prior to the effective date.

ALLOCATION OF PORTFOLIO BROKERAGE

General

Each Fund’s securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Trust’s Board of Trustees.  Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Trust’s Board of Trustees.  In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs.  Many of these transactions involve payment of a brokerage commission by the Funds.  In some cases, transactions are with firms who act as principals of their own accounts.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s reputation, financial strength and stability.  The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.  Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., “markups” when a market maker sells a security and “markdowns” when the market maker purchases a security).  In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

Table of Contents - Statement of Additional Information

In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients.  The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion.

Brokerage Commissions

An aggregate brokerage commission paid by the Intrepid Income Fund and the Intrepid All Cap Fund for the following fiscal periods is shown in the table below.

		Brokerage Fees Paid

Fund	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Intrepid Income Fund	$3,000	$2,970	$479
Intrepid All Cap Fund*	$31,869	$26,361	n/a

*  The Intrepid All Cap Fund commenced operations on October 3, 2007.

Aggregate brokerage commissions paid by the Intrepid Income Fund and the Intrepid All Cap Fund to brokers who provided brokerage and research services for the fiscal year ended September 30, 2009 are shown in the table below.

	Intrepid Income Fund	Intrepid All Cap Fund

Commissions Paid to Brokers Who Supplied Research Services	$0	$8,103
Total Dollar Amount Involved in Such Transactions	$0	$3,077,470

TAXES

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Funds.

Taxation as Regulated Investment Company

Each Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Table of Contents - Statement of Additional Information

In order to qualify as a regulated investment company under Subchapter M, each Fund must have at least 90% of its annual gross income derived from qualified sources and each Fund must have at least 50% of its assets invested in qualified assets for each quarter during a fiscal year, in addition to meeting other code requirements.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of the Fund would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Tax Character of Distributions and Redemptions

Each Fund intends to distribute substantially all of its net investment income and net capital gain each fiscal year.  Dividends from net investment income and short-term capital gains are taxable to investors as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions of net long-term capital gains are taxable as long-term capital gain regardless of the shareholder’s holding period for the shares.  Distributions from each Fund are taxable to investors, whether received in cash or in additional shares of the Fund.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund, will have the effect of reducing the per share NAV of such shares by the amount of the dividend or distribution.  Furthermore, if the NAV of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him or her.

Redemption of shares will generally result in a capital gain or loss for income tax purposes.  Such capital gain or loss will be long term or short term, depending upon the holding period.  However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Capital Loss Carryforwards

At September 30, 2009, the Intrepid Income Fund had $148,626 in capital loss carryforwards which can be used to offset future capital gains.  This entire amount expires in 2017.

Backup Withholding

The Funds may be required to withhold Federal income tax at a rate of 28% (“backup withholding”) from dividend payments and redemption proceeds if a shareholder fails to furnish the Funds with his or her social security or other tax identification number and certify under penalty of perjury that such number is correct and that he or she is not subject to backup withholding due to the under reporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.

SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES

As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings.  The Trust, however, must hold shareholder meetings for such purposes as, for example:  (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of the Funds; and (iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders or if filling a vacancy would result in less than two-thirds of the trustees having been elected by shareholders.  However, matters affecting only one particular class can only be voted on by shareholders of that class.  In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding.  Trustees may appoint successor Trustees.

CAPITAL STRUCTURE

Shares of Beneficial Interest

The Trust will issue new shares at its most current NAV.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of each Fund shares under Rule 24f-2 of the 1940 Act.  Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights.  The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares.  A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Table of Contents - Statement of Additional Information

Additional Series

The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trust’s Board of Trustees engaged [       ], located at [                            ], to perform the annual audits of the Funds.

DESCRIPTION OF SECURITIES RATINGS

The Funds may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor’s Corporation (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  The categories rated A-3 or higher are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed “A-1.”

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Moody’s Short-Term Debt Ratings.

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.  Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

1.	Leading market positions in well-established industries.

2.	High rates of return on funds employed.

3.	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

4.	Broad margins in earnings coverage of fixed financial charges end high internal cash generation.

5.	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Table of Contents - Statement of Additional Information

Prime-2.   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

The Funds may invest in debt securities of foreign countries rated AAA or AA by Standard & Poor’s.

Standard & Poor’s Ratings For Corporate Bonds

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A
Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB
Debt rated “BB” has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which would lead to inadequate capacity to meet timely interest and principal payments.  The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB” or “BBB- rating.

B
Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-“ rating.

CCC
Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-“ rating.

CC	The rating “CC” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” or “CCC-” rating.

C
The rating “C” typically is applied to debt subordinated to senior debt that is assigned an actual or implied “CC” or “CC-“ debt rating.  The “C” rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D
Debt rated “D” is in payment default.  The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during the period.  The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Table of Contents - Statement of Additional Information

Moody’s Ratings for Bonds

Aaa
Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds that are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Bonds that are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B
Bonds that are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time many be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Table of Contents - Statement of Additional Information

PART C

OTHER INFORMATION

Item 28.		Exhibits.

(a)	(1)	Certificate of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(2)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(b)		By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(c)		Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.
(d)	(i)(A)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(i)(B)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 13, 2005.

(i)(C)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2007.

(i)(D)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid All Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

(e)	(i)
Distribution Agreement between Intrepid Capital Management, Inc and Quasar Distributors, LLC is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(f)		Bonus, profit sharing contracts – None
(g)	(i)
Custodian Agreement between Intrepid Capital Management Funds Trust and U.S. Bank National Association is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)
Second Amendment to the Custody Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)
Third Amendment to the Custody Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(h)	(i)(A)
Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(i)(B)
First Amendment to the Fund Administration Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008

(i)(C)
Second Amendment to the Fund Administration Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(i)(D)
Third Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(i)(E)
Fourth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(i)(F)	Fifth Amendment to the Fund Administration Servicing Agreement – to be filed by amendment.
(ii)(A)
Transfer Agent Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)(B)
Second Amendment to the Transfer Agent Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(ii)(C)
Third Amendment to the Transfer Agent Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(ii)(D)
Fourth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(ii)(E)
Sixth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(ii)(F)	Seventh Amendment to the Transfer Agent Servicing Agreement – to be filed by amendment.
(iii)(A)
Fund Accounting Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(iii)(B)
First Amendment to the Fund Accounting Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)(C)
Second Amendment to the Fund Accounting Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from the Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)(D)
Third Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(iii)(E)
Fourth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from the Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

	(iii)(F)	Fifth Amendment to the Fund Accounting Servicing Agreement – to be filed by amendment.
(i)
Opinion and consent of counsel is herein incorporated by reference from the Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(ii)
Powers of Attorney is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 3, 2004.

(k)		Financial statements omitted from prospectus – None
(l)
Initial Capital Agreements – Subscription agreement is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(m)
Form of Service and Distribution Plan pursuant to Rule 12b-1 is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(n)		Amended Rule 18f-3 Plan– to be filed by amendment.
(o)		Reserved
(p)
Code of Ethics of the Intrepid Capital Management Funds Trust and Intrepid Capital Management, Inc. is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

Item 29.	Persons Controlled by or Under Common Control with Registrant

  None.

Item 30.	Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.               Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.               Principal Underwriter

(a)         Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolios, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds

Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wall Street Fund
Hennessy SPARX Funds Trust	Wexford Trust
Hotchkis and Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Funds, Inc.

(b)         To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)	Not applicable.

Item 33.               Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant's Administrator, U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 34.               Management Services

Not applicable.

Item 35.               Undertakings

Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on June 15, 2010.

Intrepid Capital Management Funds Trust

By:   /s/ Mark F. Travis
                             Mark F. Travis
         President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee	June 15, 2010
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer	June 15, 2010
Donald C. White

Roy F. Clarke*	Trustee	June 15, 2010
Roy F. Clarke

Peter R. Osterman, Jr.*	Trustee	June 15, 2010
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	June 15, 2010
Ed Vandergriff, Jr.

*By: /s/ Mark F. Travis
Mark F. Travis Attorney-In Fact as Power of Attorney previously filed and incorporated herein by reference.